Management Option Plan (Details Textual) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 20, 2006
Share-based Compensation	$ 0
Management Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		8 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		247,500	240,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number		440,000
Management Option Plan [Member] | Class C units [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		2,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		4 years
Share-based Compensation		$ 1,413
Management Option Plan [Member] | Class C units [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
Management Option Plan [Member] | Class C units [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Management Option Plan [Member] | Class C units [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		25.00%
Management Option Plan [Member] | Class C units [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				1,697,500